2. Business Acquisition and Contingent Consideration: Schedule of Business Acquisitions by Acquisition, Contingent Consideration (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Business Acquisitions by Acquisition, Contingent Consideration

Activity is as follows:	Non Contingent	Contingent	Total
Balance at April 1, 2015	$ 831,632	$ 1,031,179	$ 1,862,811
Less: payments	-	-	-
Change in non-contingent/contingent	426,363	(272,226)	154,137
Balance at March 31, 2016	1,257,995	758,953	2,016,948
Less: payments	-	-	-
Change in non-contingent/contingent	378,370	(295,181)	83,189
Balance at March 31, 2017	1,636,365	463,772	2,100,137
Less: payments	-	-	-
Change in non-contingent/contingent	266,022	(211,837)	54,185
Balance at March 31, 2018	$ 1,902,387	$ 251,935	$ 2,154,322

Allocated as follows as of March 31, 2018:
Payable to Boston Scientific Corp.	$ 1,902,387	$ -	$ 1,902,387
Contingent consideration – current	$ -	$ 251,935	$ 251,935
Contingent consideration – non current	$ -	$ -	$ -